Parent only financial information	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent only financial information	Parent only financial information
The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of convertible redeemable preferred shares or guarantees of the Company, except for those, which have been separately disclosed in the consolidated financial statements.
(a)Condensed Balance Sheets

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets
Cash	562	635
Short-term investments	17,882	31,158
Prepayments and other assets	1,997	214
Amounts due from related parties	608,993	664,784
Total current assets	629,434	696,791

Non-current assets
Long-term investments	728	17,507
Total non-current assets	728	17,507
Total assets	630,162	714,298

Current Liabilities
Convertible notes payable, current	64,473	38,819
Accrued expenses and other current liabilities	13,571	10,458
Amounts due to related parties	23,395	67,631
Share of losses in excess of investments in subsidiaries	767,190	818,646
Total current liabilities	868,629	935,554

Non-current liabilities
Convertible notes payable, non-current	—	60,283
Warrant liabilities, non-current	1,201	1,125
Total non-current liabilities	1,201	61,408
Total liabilities	869,830	996,962

SHAREHOLDERS’ DEFICIT
Class A Ordinary Shares	2	2
Class B Ordinary Shares	—	—
Treasury Shares	(1,019)	(30,004)
Additional paid-in capital	895,010	958,052
Accumulated deficit	(1,124,452)	(1,190,495)
Accumulated other comprehensive loss	(9,209)	(20,219)
Total shareholders’ deficit	(239,668)	(282,664)
Total liabilities and shareholders’ deficit	630,162	714,298
(b)Condensed statements of comprehensive loss

	Year end of December 31,
	2023	2024	2025
	US$	US$	US$
General and administrative expenses	(3,442)	(3,629)	(3,874)
Interest income	773	1,617	1,639
Interest expense	(3,659)	(8,312)	(11,286)
Foreign currency exchange gains (losses)	178	(4)	(425)
Share of losses from subsidiaries	(125,632)	(112,846)	(52,341)
Changes in fair value of financial instruments	(1,533)	(6,591)	244
Loss before income taxes	(133,315)	(129,765)	(66,043)
Income tax expenses	—	—	—
Net loss	(133,315)	(129,765)	(66,043)
(c)Condensed statements of cash flows

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash used in operating activities	(6,524)	(6,460)	(12,338)
Net cash (used in)/provided by investing activities	(17,000)	8,198	(41,612)
Net cash provided by/(used in) financing activities	8,091	(3,000)	54,023
Effect of foreign currency exchange rate changes on cash	—	—	—
Net decrease in cash	(15,433)	(1,262)	73
Cash at beginning of the year	17,257	1,824	562
Cash at end of the year	1,824	562	635